Computation of Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	May 31, 2014		Feb. 28, 2014		Nov. 30, 2013		Aug. 31, 2013		May 31, 2013		Feb. 28, 2013		Nov. 30, 2012		Aug. 31, 2012		May 31, 2014		May 31, 2013		May 31, 2012
Basic earnings per common share:
Net earnings allocable to common shares																	$ 2,093	[1]	$ 1,558	[1]	$ 2,029	[1]
Weighted-average common shares																	307		315		315
Basic earnings per common share	$ 2.49	[2]	$ 1.24	[2]	$ 1.58	[2]	$ 1.54	[2]	$ 0.96	[2]	$ 1.14	[2],[3]	$ 1.39	[2],[3]	$ 1.46	[2],[3]	$ 6.82		$ 4.95		$ 6.44
Diluted earnings per common share:
Net earnings allocable to common shares																	$ 2,093	[1]	$ 1,558	[1]	$ 2,029	[1]
Weighted-average common shares																	307		315		315
Dilutive effect of share-based awards																	3		2		2
Weighted-average diluted shares																	310		317		317
Diluted earnings per common share	$ 2.46	[2]	$ 1.23	[2]	$ 1.57	[2]	$ 1.53	[2]	$ 0.95	[2]	$ 1.13	[2],[3]	$ 1.39	[2],[3]	$ 1.45	[2],[3]	$ 6.75		$ 4.91		$ 6.41
Anti-dilutive options excluded from diluted earnings per common share																	3.3		11.1		12.6

[1]	Net earnings available to participating securities were immaterial in all periods presented.
[2]	The sum of the quarterly earnings per share may not equal annual amounts due to differences in the weighted-average number of shares outstanding during the respective periods.
[3]	The fourth quarter of 2013 includes $496 million of business realignment costs and an impairment charge of $100 million resulting from the decision to retire 10 aircraft and related engines at FedEx Express. The third quarter of 2013 includes $47 million of business realignment costs. The second quarter of 2013 includes $13 million of business realignment costs.